S000008435 [Member] Investment Objectives and Goals - International Equity Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.